NASDAQ-100 Fund Expense Example - Class A and Class C [Member] - NASDAQ-100 Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 328
Expense Example, with Redemption, 3 Years	722
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,669
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	620
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	$ 2,267